Business Segments - Schedule of Assets by Segment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 14,287	$ 26,211	$ 25,622
Total assets of continuing operations		14,386	14,154
Corporate and other [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,536	2,529	1,960
Management and franchise [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,806	10,825	11,078
Ownership [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 945	$ 1,032	$ 1,116